Segment Information (Tables)	12 Months Ended
May 31, 2021
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
The Group’s chief operating decision maker evaluates performance based on each reporting segment’s net revenue, operating cost and expenses, and operating income. Net revenues, operating cost and expenses, operating income, and total assets by segment were as follows:
For the year ended May
 31, 2019

	K-12 AST, test preparation and other courses	Online Education	Others	Consolidated
	US$	US$	US$	US$
Net revenues	2,605,829	132,844	357,818	3,096,491
Operating cost and expenses:
Cost of revenues	(1,128,355)	(59,878)	(188,036)	(1,376,269)
Selling and marketing	(212,170)	(65,289)	(79,939)	(357,398)
General and administrative	(675,315)	(40,773)	(108,420)	(824,508)
Unallocated corporate expenses	—	—	—	(236,409)
Total operating cost and expenses	(2,015,840)	(165,940)	(376,395)	(2,794,584)
Gain on disposal of a subsidiary	—	—	—	3,627
Operating income (loss)	589,989	(33,096)	(18,577)	305,534
Segment assets	2,226,344	539,855	579,029	3,345,228
Unallocated corporate assets	—	—	—	1,301,331

Total assets	2,226,344	539,855	579,029	4,646,559
For the year ended May
 31, 2020

	K-12 AST, test preparation and other courses	Online Education	Others	Consolidated
	US$	US$	US$	US$
Net revenues	3,040,741	152,542	385,399	3,578,682
Operating cost and expenses:
Cost of revenues	(1,304,239)	(84,896)	(199,764)	(1,588,899)
Selling and marketing	(218,739)	(126,471)	(76,265)	(421,472)
General and administrative	(729,125)	(69,060)	(110,287)	(908,474)
Unallocated corporate expenses	—	—	—	(260,834)
Total operating cost and expenses	(2,252,103)	(280,427)	(386,316)	(3,179,679)
Operating income (loss)	788,638	(127,885)	(917)	399,003
Segment assets	3,588,900	687,312	701,418	4,977,630
Unallocated corporate assets	—	—	—	1,579,255

Total assets	3,588,900	687,312	701,418	6,556,885
For the year ended May
 31, 2021

	K-12 AST, test preparation and other courses	Online Education	Others	Consolidated
	US$	US$	US$	US$
Net revenues	3,667,270	210,591	398,678	4,276,539
Operating cost and expenses:
Cost of revenues	(1,680,779)	(145,428)	(210,668)	(2,036,875)
Selling and marketing	(326,708)	(175,092)	(86,605)	(588,405)
General and administrative	(955,211)	(124,897)	(130,104)	(1,210,212)
Unallocated corporate expenses	—	—	—	(323,781)
Total operating cost and expenses	(2,962,698)	(445,417)	(427,377)	(4,159,273)
Operating income (loss)	704,572	(234,826)	(28,699)	117,266
Segment assets	4,380,247	516,488	759,147	5,655,882
Unallocated corporate assets	—	—	—	4,495,171

Total assets	4,380,247	516,488	759,147	10,151,053